Going Concern	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Going Concern
2. GOING CONCERN
The Company has incurred losses since its inception. The Company’s net loss was $14.1 million for the nine months ended September 30, 2022, and it used $15.6 million of cash for operating activities for the nine months ended September 30, 2022. The Company’s primary sources of liquidity are its cash and cash equivalents, with additional liquidity accessible, subject to market conditions and other factors, including limitations that may apply to the Company under applicable SEC and Nasdaq Capital Market (Nasdaq) regulations, from the capital markets, including under the Open Market Sale Agreement
SM
with Jefferies LLC (as amended, the ATM Facility).
As of September 30, 2022, the Company had $7.2 million of cash, cash equivalents, and restricted cash. The Company’s restricted cash is associated with its equipment financing leases and was $0.2 million as of September 30, 2022, with $0.1 million scheduled to be returned in December 2022. Current liabilities were $4.2 million as of September 30, 2022.
On October 3, 2022, the Company entered into an amendment to the Open Market Sale Agreement with Jefferies for the ATM Facility that enables it, subject to the applicable baby shelf rules described below, to offer and sell up to 15,661,000 shares of its common stock. At its discretion, the Company determines the timing and number of shares to be issued under the ATM Facility. During the nine months ended September 30, 2022, and in the subsequent period through October 3, 2022, the Company did not issue any shares under the ATM Facility. From October 3, 2022, through the date of this report, the Company has issued approximately
2.0
million shares of common stock under the ATM Facility for proceeds of
 $0.1
million net of commissions and payments for other share issuance costs.
On February 23, 2022, the Company issued 3,880,000 shares of its common stock, Pre-Funded Warrants to purchase up to 3,880,000 shares of its common stock, and Common Warrants to purchase up to 7,760,000 shares of its common stock in the Follow-On Offering. In the aggregate, the Company received net proceeds of $10.0 million, after deducting approximately $0.9 million of underwriting discounts and estimated other offering expenses.
The Company has incurred losses since its inception and anticipates that it will continue to generate losses for the next several years. Over the longer term and until the Company can generate cash flows sufficient to support its operating capital requirements, it expects to finance a portion of future cash needs through (i) cash on hand, (ii) commercialization activities, which may result in various types of revenue streams from (a) future product development agreements and technology licenses, including upfront and milestone payments, annual license fees, and royalties; and (b) product sales from its proprietary BioFactory production system; (iii) government or other third-party funding, (iv) public or private equity or debt financings, (v) the execution of an alternative strategic transaction pursuant to the board of directors’ ongoing evaluation process, or (v) a combination of the foregoing. However, capital generated by commercialization activities, if any, is expected to be received over a period of time and near-term additional capital may not be available on reasonable terms, if at all.
Although the Company has access to the ATM Facility, based on the Company’s public float, as of the date of the filing of its Annual Report on Form 10-K for the fiscal year ended December 31, 2021, the Company is only permitted to utilize a “shelf” registration statement for primary offerings, including the registration statement under which the Company’s ATM Facility is operated, subject to Instruction I.B.6 to Form S-3, which is referred to as the “baby shelf” rules. For so long as the Company’s public float is less than $75,000,000
, it may not sell more than the equivalent of one-third of its public float during any twelve consecutive months pursuant to the baby shelf rules. While alternative public and private transaction structures may be available, these may require
additional time and cost, may result in substantial dilution to existing stockholders, particularly in light of the Company’s current stock price, may impose operational restrictions on the Company, and may not be available on attractive terms or at all. Accordingly, the Company continuously assesses market conditions and available financing alternatives. In addition, on September 22, 2022, the Company announced that the board of directors is evaluating a full range of strategic alternatives to maximize shareholder value, including financing alternatives, merger, reverse merger, other business combinations, sale of assets, licensing, or other transactions.
The Company’s ability to continue as a going concern will depend on its ability to obtain additional public or private equity or debt financing, obtain government or private grants and other similar types of funding, or to consummate an alternative strategic transaction, attain further operating efficiencies, reduce or contain expenditures, and, ultimately, to generate revenue.
The Company believes that its cash, cash equivalents, and restricted cash as of September 30, 2022, considering the $0.1 million of net proceeds realized from the ATM Facility as well as potential additional proceeds from the ATM Facility (up to the maximum amount permitted under the baby shelf rules), the legal settlement discussed in Note 10 to the consolidated financial statements, and taking into account additional efforts in reassessing its discretionary spending, including the implementation of increasingly stringent cost reduction and other cash focused measures to manage liquidity, is sufficient to fund its operations into the second quarter of 2023. The Company’s management has concluded there is substantial doubt regarding its ability to continue as a going concern because it will need to raise additional capital to support its business plan for a period of 12 months or more from the date of this filing.
The accompanying financial statements have been prepared on a going concern basis, which contemplates the realization of assets and satisfaction of liabilities in the ordinary course of business. The financial statements do not include any adjustments relating to the recoverability and classification of recorded asset amounts or the amounts and classification of liabilities that might result from the outcome of the uncertainties described above.
Management has implemented various cost reduction and other cash-focused measures to manage liquidity. If the Company is unable to raise additional capital in a sufficient amount or on acceptable terms or to consummate an alternative strategic transaction, the Company may have to implement increasingly stringent cost saving measures and significantly delay, scale back, or cease operations, in part or in full. If the Company raises additional funds through the issuance of additional debt or equity securities, including as part of a strategic alternative, it could result in substantial dilution to its existing stockholders and increased fixed payment obligations, and these securities may have rights senior to those of the Company’s shares of common stock. Any of these events could significantly harm the Company’s business, financial condition, and prospects.

2. GOING CONCERN
The Company has incurred losses since its inception and its net loss was $29.2 million for the year ended December 31, 2021, and it used $18.8 million of cash for operating activities for the year ended December 31, 2021. The Company’s primary sources of liquidity are its cash and cash equivalents, with additional liquidity accessible, subject to market conditions and other factors, including limitations that may apply to the Company under applicable SEC regulations, from the capital markets, including under its ATM Facility.
As of December 31, 2021, the Company had $14.4 million of cash, cash equivalents, and restricted cash. The Company’s restricted cash is associated with its equipment financing leases and was $0.6 million as of December 31, 2021, with $0.5 million scheduled to be returned in December 2022. Current liabilities were $4.9 million as of December 31, 2021.
On February 23, 2022 (the February 2022 Offering), the Company issued 3,880,000 shares of its common stock, pre-funded
warrants to purchase up to 3,880,000 shares of its common stock, and common warrants to purchase up to 7,760,000 shares of its common stock. In the aggregate, the Company received net proceeds of $10.0 million, after deducting approximately $0.9 million of underwriting discounts and estimated other offering expenses.
The Company has incurred losses since its inception and anticipates that it will continue to generate losses for the next several years. Over the longer term and until the Company can generate cash flows sufficient to support its operating capital requirements, it expects to finance a portion of future cash needs through (i) cash on hand, (ii) commercialization activities, which may result in various types of revenue streams from (a) future product development agreements and technology licenses, including upfront and milestone payments, annual license fees, and royalties; and (b) product sales from its proprietary BioFactory production system; (iii) government or other third-party funding, which the Company expects to be more readily available if Cellectis were to own less than 50 percent of the Company’s common stock, (iv) public or private equity or debt financings, or (v) a combination of the foregoing. However, additional capital may not be available on reasonable terms, if at all.
For example, based on the Company’s public float, as of the date of the filing of its Annual Report on Form 10-K for the year ended December 31, 2021, the Company is only permitted to utilize a “shelf” registration statement, including the registration statement under which the Company’s the ATM Facility, is operated, subject to Instruction I.B.6 to Form
S-3,
which is referred to as the “baby shelf” rules. For so long as the Company’s public float is less than
$75,000,000, it may not sell more than the equivalent of
one-third
of its public float during any 12 consecutive months pursuant to the baby shelf rules. Although alternative public and private transaction structures are expected to be available, these may require additional time and cost, may impose operational restrictions on the Company, and may not be available on attractive terms.
The Company’s ability to continue as a going concern will depend on its ability to obtain additional public or private equity or debt financing, obtain government or private grants and other similar types of funding, attain further operating efficiencies, reduce or contain expenditures, and, ultimately, to generate revenue. The Company’s cash, cash equivalents, and restricted cash as of December 31, 2021, considering its plan to continue to invest in the growth and scaling of its BioFactory production system and AIML capabilities and the $10.0 million of net proceeds from the February 2022 Offering, is sufficient to fund its operations into late 2022. The Company’s management has concluded there is substantial doubt regarding its ability to continue as a going concern because it anticipates that it will need to raise additional capital to support this business plan for a period of 12 months or more from the date of this filing.
The accompanying financial statements have been prepared on a going concern basis, which contemplates the realization of assets and satisfaction of liabilities in the ordinary course of business. The financial statements do not include any adjustments relating to the recoverability and classification of recorded asset amounts or the amounts and classification of liabilities that might result from the outcome of the uncertainties described above.
If the Company is unable to raise additional capital in a sufficient amount or on acceptable terms, management may be required to implement various cost reduction and other cash-focused measures to manage liquidity and the Company may have to significantly delay, scale back, or cease operations, in part or in full. If the Company raises additional funds through the issuance of additional debt or equity securities, it could result in dilution to its existing stockholders and increased fixed payment obligations, and these securities may have rights senior to those of the Company’s shares of common stock. Any of these events could significantly harm the Company’s business, financial condition, and prospects.